Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Revenues	€ 5,565	€ 5,052	[1],[2]
EMEA
Disclosure of geographical areas [line items]
Revenues	2,750	3,132
Germany
Disclosure of geographical areas [line items]
Revenues	1,351	1,517
France
Disclosure of geographical areas [line items]
Revenues	373	589
Great Britain
Disclosure of geographical areas [line items]
Revenues	450	274
Others-EMEA
Disclosure of geographical areas [line items]
Revenues	576	752
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	831	767
India
Disclosure of geographical areas [line items]
Revenues	243	318
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenues	588	449
Americas
Disclosure of geographical areas [line items]
Revenues	1,984	1,153
United States
Disclosure of geographical areas [line items]
Revenues	1,948	1,139
Others-Americas
Disclosure of geographical areas [line items]
Revenues	€ 36	€ 14

[1]	Certain comparative figures for the 3-month period ended March 31, 2018 were restated for immaterial errors. For further information, see Note 9 of the Q3-2018 condensed consolidated interim financial statements.
[2]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.